FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

          Registrant Name     AHA INVESTMENT FUNDS, INC.

          File Number                   811-5534

          Registrant CIK Number:        0000831957









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                                 Header Screen

 Report as of the end of semiannual period:   /  /    (a)
                            or fiscal year: 06/30/99  (b)
     Is this a transition report? (Y or N): N
Is this form being completed by the registrant? (Y or N): Y
Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N): N

1.A)  Registrant Name:  AHA INVESTMENT FUNDS, INC.
  B)  File Number:      811-5534
  C)  Telephone Number: 8472955000
2.A)  Street: 100 HALF DAY ROAD
  B)  City: LINCOLNSHIRE         C) State: IL D) Zip Code: 60069 Zip Ext.:
  E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the Registrant?(Y or N) ----- N
4. Is this the last filing on this form by the Registrant?(Y or N) ------ N
5. Is Registrant a small business investment company (SBIC)?(Y or N) ---- N
6. Is Registrant a unit investment trust (UIT)?(Y or N) ----------------- N

7.A)  Is Registrant a series or multiple portfolio company?(Y or N) ----- Y
  B)  How many separate series or portfolios did Registrant have at the end of the period? -----------------------------------------  4

                              SCREEN NUMBER:  1

7.C)  List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR-
        MATION IS REQUIRED EACH TIME THE FORM IS FILED.         Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
       1         FULL MATURITY PORTFOLIO                             N
       2         LIMITED MATURITY PORTFOLIO                          N
       3         DIVERSIFIED EQUITY PORTFOLIO                        N
       4         BALANCED PORTFOLIO                                  N
       5
       6
       7
       8
       9
      10




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                              SCREEN NUMBER:  2

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  1.

8.A) Adviser Name (if any): WESTERN ASSET MANAGEMENT COMPNAY
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-08162
  D) City: PASADENA             State: CA Zip Code: 91105 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): FIRSTAR TRUST RESEARCH & MANAGEMENT COMPANY
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-28084
  D) City: MILWAUKEE            State: WI Zip Code: 53202 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  2.

8.A) Adviser Name (if any): THE PATTERSON CAPITAL CORPORATION
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-13828
  D) City: LOS ANGELES          State: CA Zip Code: 90067 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  3.

8.A) Adviser Name (if any): CAMBIAR INVESTORS, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-9538
  D) City: DENVER               State: CO Zip Code: 80111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): INVESTORS RESEARCH COMPANY
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-31292
  D) City: RANCHO SANTA FE      State: CA Zip Code: 92067 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  4.

8.A) Adviser Name (if any): CAMBIAR INVESTORS INC
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-9538
  D) City: DENVER               State: CO Zip Code: 80111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): WESTERN ASSET MANAGEMENT COMPANY
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-08162
  D) City: PASADENA             State: CA Zip Code: 91105 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): INVESTORS RESEARCH COMPANY
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-31292
  D) City: RANCHO SATNTE FE     State: CA Zip Code: 92067 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     ADMINISTRATOR                                        filed for ALL series.

10.A) Administrator Name (if any):HEWITT ASSOCIATES LLC
   B) File Number (if any): 801-31531
   C) City: LINCOLNSHIRE         State: IL Zip Code: 60069 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

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                              SCREEN NUMBER:  4

                                                          This page is being
     SHAREHOLDER SERVICING AGENT                          filed for ALL series.

12.A) Agent Name (if any): FIRSTAR MUTUAL FUND SERVICES, LLC
   B) File Number (if any): 84-0000000
   C) City: MILWAUKEE            State: WI Zip Code: 53202 Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


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                              SCREEN NUMBER:  6

                                                          This page is being
     INDEPENDENT PUBLIC ACCOUNTANT                        filed for ALL series.

13.A) Accountant Name: ARTHUR ANDERSEN LLP
   B) City: CHICAGO              State: IL Zip Code: 60603 Zip Ext.: 5385
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


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                              SCREEN NUMBER:  7

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: FIRSTAR BANK MILWAUKEE
   B) Is this a Custodian or Sub-custodian? (C/S): C
   C) City: MILWAUKEE            State: WI Zip Code: 53202 Zip Ext.:
   D) Foreign Country:                      Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

      X





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                              SCREEN NUMBER:  9

                                                          This page being
                                                          filed for ALL series.

18. Does Registrant's/Series' custodian(s) maintain some or all of Registrant's/Series' securities in a central depository or book-entry system pursuant to Rule 17f-4? (Y or N) Y

19.  Family of investment companies information:

   A)  Is Registrant part of a family of investment companies? (Y or N)  N

   B)  If 'Y' (Yes), state the number of registered management
         investment companies in the family:    0
         (NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

   C)  Identify the family using 10 letters:
         (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)


                              SCREEN NUMBER: 10

20. Brokerage commissions paid on portfolio transactions of Registrant:

 List the 10 brokers which received the largest amount of brokerage commissions (excluding dealer concessions in underwritings) by virtue of direct or in-direct participation in Registrant's portfolio transactions, set forth in order of size of gross commissions during the current reporting period:
(FOR SERIES COMPANIES, ITEMS 20 & 21 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)
                                                                  Commissions
               Name of Broker                      IRS Number       Received
                                                                (000's omitted)
  INVESTMENT TECHNOLOGY GROUP                                             29
  JEFFERIES & COMPANY                              95-2622900             26
  LEHMAN BROTHERS INCORPORATED                                            25
  MORGAN STANLEY & COMPANY                                                20
  OPPENHEIMER & COMPANY                                                   19
  WARBURG DILLON READ                                                     19
  GOLDMAN SACHS                                                           17
  INSTINET                                                                13
  FIRST BOSTON                                                            12
  BEAR STEARNS                                                            10

21. Aggregate brokerage commissions paid by Registrant
    during current reporting period (000's omitted):      242

                              SCREEN NUMBER: 11

22. Registrant's portfolio transactions with entities acting as principals:

 List the 10 entities acting as principals with whom Registrant did the largest amount of portfolio transactions (include all short-term obligations, and U.S. Gov't. & tax-free securities) in both the secondary market & in underwritten offerings set forth in order of size based upon total value of principal transactions during the current reporting period: (FOR SERIES COMPANIES, ITEMS
 22 AND 23 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)      Registrant  Sales by
              Name of Entity                  IRS Number  Purchases  Registrant
                                                            (000's omitted)
FIRST BOSTON CORP.                                             57859      68497
AMERICAN EXPRESS CREDIT                                       122564          0
DONALDSON LUFKIN                                               63585      55449
GOLDMAN SACHS                                                  71847      29134
BEAR STERARNS                                                  44401      47238
NOMURA SECURITIES                                              42306      44130
MORGAN STANLEY & COMPANY                                       45321      35427
SALOMN BROTHERS                                                37537      40424
BARCLAYS DEZOETE WEDD INC.                                     24830      39971
MERRILL LYNCH                                                  18652      37119

23. Aggregate principal purchase/sale transactions of Registrant during current
    reporting period. C. Total Purchases:    528904 D. Total Sales:    397385
    (000's omitted)
                              SCREEN NUMBER: 12

                                                          This page being
                                                          filed for series  1.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): Y




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being
                                                          filed for series  2.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): Y




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13
                                                          This page being
                                                          filed for series  3.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being
                                                          filed for series  4.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being
                                                          filed for series  1.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
 BANKERS TRUST COMPANY                                       D           1034
 J.P. MORGAN                                                 D             75
 SECURITY PACIFIC CORP                                       D            213
 MERRILL LYNCH COMPANY                                       D            521
 PAINE WEBBER INCORPORATED                                   D            148
                                                                            0
                                                                            0
                                                                            0


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                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series  2.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
 MERRILL LYNCH COMPANY                                       D           1246
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


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                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series  3.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
 J.P. MORGAN                                                 E            140
 MERRILL LYNCH COMPANY                                       E            399
 MORGAN STANLEY INC.                                         E            417
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


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                              SCREEN NUMBER: 14
                                                          This page being
                                                          filed for series  4.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
 J.P. MORGAN                                                 E             28
 BEAR STEARNS                                                E             47
 MERRILL LYNCH COMPANY                                       E            160
 MERRILL LYNCH COMPANY                                       D            100
                                                                            0
                                                                            0
                                                                            0
                                                                            0


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                              SCREEN NUMBER: 14


26. Considerations which affected the participation of brokers or dealers or other entities in commissions or other compensation paid on portfolio transactions of Registrant:

[ FOR SERIES COMPANIES THIS ITEM IS TO BE ANSWERED IN TOTAL FOR ALL SERIES ]

    Answer each of the following with 'Y' or 'N'.

  A) Sales of Registrant's/Series' shares -------------------------------- N
  B) Receipt of investment research and statistical information ---------- Y
  C) Receipt of quotations for portfolio valuations ---------------------- N
  D) Ability to execute portfolio transactions to obtain best price and execution --------------------------------- Y
  E) Receipt of telephone line and wire services ------------------------- N
  F) Broker or dealer which is an affiliated person ---------------------- Y
  G) Arrangement to return or credit part or all of commissions or profits thereon:
       (i) To investment adviser, principal underwriter, or an affiliated person of either ---------------------------- N
      (ii)  To Registrant ------------------------------------------------ N
  H) Other --------------------------------------------------------------- N


                              SCREEN NUMBER: 15


    SALES AND REPURCHASES





27. Is Registrant an open-end investment company? (Y or N): Y


     NOTE: If answer is 'N' (No), please delete any answers you may have entered for questions 28 through 44.

           If you have done this already or not yet responded to question 28 through 44, please jump to Screen Number 23.








                              SCREEN NUMBER: 16

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  1.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $        6    $      323    $        0     $      395
B) Second month of period $        6    $      331    $        0     $      236
C) Third  month of period $     2696    $      381    $        0     $      903
D) Fourth month of period $        5    $      393    $        0     $      195
E) Fifth  month of period $        7    $      350    $        0     $     1960
F) Sixth  month of period $        1    $      408    $        0     $      920
G)      Total             $     2721    $     2186    $        0     $     4609

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  2.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     4002    $      364    $        0     $      705
B) Second month of period $      867    $      362    $        0     $     1075
C) Third  month of period $     5002    $      420    $        0     $      756
D) Fourth month of period $     4102    $      442    $        0     $      501
E) Fifth  month of period $     1002    $      412    $        0     $      400
F) Sixth  month of period $     4000    $      432    $        0     $     2722
G)      Total             $    18975    $     2432    $        0     $     6159

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  3.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $       97    $        0    $        0     $      193
B) Second month of period $      794    $        0    $        0     $      629
C) Third  month of period $      778    $      342    $        0     $     1600
D) Fourth month of period $      797    $        0    $        0     $      216
E) Fifth  month of period $     1099    $        0    $        0     $     3964
F) Sixth  month of period $     2132    $      463    $        0     $      250
G)      Total             $     5697    $      805    $        0     $     6852

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  4.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $        0    $        0    $        0     $      110
B) Second month of period $        0    $        0    $        0     $       30
C) Third  month of period $        0    $      256    $        0     $     2500
D) Fourth month of period $        0    $        0    $        0     $      115
E) Fifth  month of period $        0    $        0    $        0     $     2214
F) Sixth  month of period $        0    $      331    $        0     $        0
G)      Total             $        0    $      587    $        0     $     4969

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
                                                          filed for ALL series.

54. Indicate below whether services were supplied or paid for wholly or in substantial part by investment adviser(s) or administrator(s) in connection with the advisory or administrative contract(s) but for which the adviser(s) or administrator(s) are not reimbursed by the Registrant:
                                                                       (Y or N)
  A) Occupancy and office rental ------------------------------------------ Y
  B) Clerical and bookkeeping services ------------------------------------ Y
  C) Accounting services -------------------------------------------------- N
  D) Services of independent auditors ------------------------------------- N
  E) Services of outside counsel ------------------------------------------ Y
  F) Registration and filing fees ----------------------------------------- Y
  G) Stationery, supplies and printing ------------------------------------ Y
  H) Salaries & compensation of Registrant's interested directors --------- N
  I) Salaries & compensation of Registrant's disinterested directors ------ Y
  J) Salaries & compensation of Registrant's officers who are not directors Y
  K) Reports to current shareholders -------------------------------------- Y
  L) Determination of offering and redemption prices ---------------------- Y
  M) Trading department --------------------------------------------------- N
  N) Prospectus preparation and printing for current shareholders --------- Y
  O) Other ---------------------------------------------------------------- N

                              SCREEN NUMBER: 25

                                                          This page being
                                                          filed for ALL series.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
      CLASSIFICATION                                      filed for ALL series.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $ 1000000

                              SCREEN NUMBER: 27

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  1.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.3%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable              18.2% J) Time deposits            0.0%
K) Options                                0.0% L) All other              -16.2%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                         28.6% N) U.S. Government Agency  32.4%
O) State and Municipal tax-free           0.0% P) Corporate               35.3%
Q) All other                              0.5%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  2.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.3% J) Time deposits            0.0%
K) Options                                0.0% L) All other                1.5%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                         59.2% N) U.S. Government Agency   8.7%
O) State and Municipal tax-free           0.0% P) Corporate               30.3%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28


62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  3.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28


62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  4.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

                                                          This page being
                                                          filed for series  1.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B:11.6  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  2.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 1.8  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  1.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- N
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation ---------------------------
         C) Capital appreciation --------------------------------------
         D) Growth ----------------------------------------------------
         E) Growth and income -----------------------------------------
         F) Income ----------------------------------------------------
         G) Total return ----------------------------------------------

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  2.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- N
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation ---------------------------
         C) Capital appreciation --------------------------------------
         D) Growth ----------------------------------------------------
         E) Growth and income -----------------------------------------
         F) Income ----------------------------------------------------
         G) Total return ----------------------------------------------

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  3.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N
         C) Capital appreciation -------------------------------------- N
         D) Growth ---------------------------------------------------- Y
         E) Growth and income ----------------------------------------- N
         F) Income ---------------------------------------------------- N
         G) Total return ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  4.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N
         C) Capital appreciation -------------------------------------- N
         D) Growth ---------------------------------------------------- N
         E) Growth and income ----------------------------------------- N
         F) Income ---------------------------------------------------- N
         G) Total return ---------------------------------------------- Y

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- Y
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  1.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             N           N
C) Writing or investing in options on debt securities      Y           Y
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           Y           Y
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              Y           Y
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     N           N
L) Investments in securities of foreign issuers            Y           N
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  2.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             N           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     N           N
L) Investments in securities of foreign issuers            Y           N
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  3.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      N           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           N           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     N           N
L) Investments in securities of foreign issuers            Y           N
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  4.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           Y
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           Y
G) Writing or investing in options on futures              Y           Y
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     N           N
L) Investments in securities of foreign issuers            Y           N
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  1.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   250868
   B) Sales [including all maturities] ($000's omitted) -----------  $   237820
   C) Monthly average value of portfolio ($000's omitted) ---------  $    86920
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    274%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    4597
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $       6
   G) Administrator(s) fees ---------------------------------------  $       0
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  2.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   182615
   B) Sales [including all maturities] ($000's omitted) -----------  $   205738
   C) Monthly average value of portfolio ($000's omitted) ---------  $   103302
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    177%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    5543
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $       0
   G) Administrator(s) fees ---------------------------------------  $       7
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  3.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   101845
   B) Sales [including all maturities] ($000's omitted) -----------  $    80212
   C) Monthly average value of portfolio ($000's omitted) ---------  $   107879
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))     74%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $     134
   C) Net dividend income -----------------------------------------  $    1551
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $       0
   G) Administrator(s) fees ---------------------------------------  $       7
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  4.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   135483
   B) Sales [including all maturities] ($000's omitted) -----------  $   138361
   C) Monthly average value of portfolio ($000's omitted) ---------  $    65631
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    206%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    1122
   C) Net dividend income -----------------------------------------  $     516
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $       0
   G) Administrator(s) fees ---------------------------------------  $       4
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  1.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $       11
   J) Custodian fees ------------------------------------- $       26
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        5
   N) Registration fees ---------------------------------- $        0
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $       49
   R) Auditing fees -------------------------------------- $       13
   S) Legal fees ----------------------------------------- $        6
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        8
   X) Total expenses ------------------------------------- $      124

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  2.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $       15
   J) Custodian fees ------------------------------------- $       20
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $       12
   N) Registration fees ---------------------------------- $        0
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $       42
   R) Auditing fees -------------------------------------- $       13
   S) Legal fees ----------------------------------------- $        6
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        6
   X) Total expenses ------------------------------------- $      121

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  3.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $       16
   J) Custodian fees ------------------------------------- $       24
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        5
   N) Registration fees ---------------------------------- $        0
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $       36
   R) Auditing fees -------------------------------------- $       13
   S) Legal fees ----------------------------------------- $        0
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $       13
   X) Total expenses ------------------------------------- $      114

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  4.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        9
   J) Custodian fees ------------------------------------- $       30
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        6
   N) Registration fees ---------------------------------- $        0
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $       31
   R) Auditing fees -------------------------------------- $       13
   S) Legal fees ----------------------------------------- $        0
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $       14
   X) Total expenses ------------------------------------- $      107

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  1.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $     4473
  AA) Realized capital gains ----------------------------- $     1969
  BB) Realized capital losses ---------------------------- $     1929
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $     2455
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $     4473
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.5993
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  2.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $     5422
  AA) Realized capital gains ----------------------------- $     1372
  BB) Realized capital losses ---------------------------- $      298
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $     1148
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $     5422
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.5349
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  3.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $     1571
  AA) Realized capital gains ----------------------------- $    17791
  BB) Realized capital losses ---------------------------- $     7135
  CC) 1. Net unrealized appreciation during the period --- $     8584
      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $     1584
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $     8636
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.2920
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   1.6436
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  4.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $     1531
  AA) Realized capital gains ----------------------------- $    11745
  BB) Realized capital losses ---------------------------- $     4430
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $      693
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $     1543
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $     5761
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.3640
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   1.3748
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
                                                          filed for series  1.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        1
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $    13555
   D) Long-term debt securities including
      convertible debt------------------------------------ $    71386
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $      396
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $      440
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      986
   M) All other assets ----------------------------------- $        0
   N) Total assets --------------------------------------- $    86764


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  2.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        1
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $      286
   D) Long-term debt securities including
      convertible debt------------------------------------ $   102803
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     1592
   M) All other assets ----------------------------------- $        9
   N) Total assets --------------------------------------- $   104691


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  3.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        0
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $     3467
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $   122990
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $      400
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $       99
   M) All other assets ----------------------------------- $       10
   N) Total assets --------------------------------------- $   126966


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  4.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        0
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $     6431
   D) Long-term debt securities including
      convertible debt------------------------------------ $    15335
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $      250
   F) Common stock --------------------------------------- $    46109
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $     1199
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      183
   M) All other assets ----------------------------------- $       17
   N) Total assets --------------------------------------- $    69524


                              SCREEN NUMBER: 35

                                                          This page being
(Continued from Screen 35)                                filed for series  1.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $    13286
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $       58
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    73420
   U) 1. Number of shares outstanding ------------------------------       7452
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $     9.85
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------         22
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  2.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $        0
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $       16
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   104675
   U) 1. Number of shares outstanding ------------------------------      10266
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $    10.20
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------         48
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  3.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $       69
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $        0
   S) Senior equity ------------------------------------------------ $        5
   T) Net assets of common shareholders ---------------------------- $   126892
   U) 1. Number of shares outstanding ------------------------------       5729
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $    22.15
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------         28
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36


                                                          This page being
(Continued from Screen 35)                                filed for series  4.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $     6085
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      138
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    63301
   U) 1. Number of shares outstanding ------------------------------       4309
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $    14.69
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------         11
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
                                                          filed for series  1.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $   75749



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series  2.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  102335



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series  3.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  110208



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series  4.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $   60032



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

77.A) Is the Registrant filing any of the following attachments with the current filing of Form N-SAR? (ANSWER FOR ALL
      SERIES AS A GROUP) (Y or N) ------------------------------- Y
 NOTE: If answer is 'Y' (Yes), mark those items
       below being filed as an attachment to this              Filed as
       form or incorporated by reference.                     Attachment
   B) Accountant's report on internal control ------------------- Y
   C) Matters submitted to a vote of security holders ----------- N
   D) Policies with respect to security investment -------------- N
   E) Legal proceedings ----------------------------------------- N
   F) Changes in security for debt ------------------------------ N
   G) Defaults and arrears on senior securities ----------------- N
   H) Changes in control of Registrant -------------------------- N
   I) Terms of new or amended securities ------------------------ N
   J) Revaluation of assets or restatement of capital share account ------------------------------------- N
   K) Changes in Registrant's certifying account ---------------- N
   L) Changes in accounting principles and practices ------------ N
   M) Mergers --------------------------------------------------- N
   N) Actions required to be reported pursuant to Rule 2a-7 ----- N
   O) Transactions effected pursuant to Rule 10f-3 -------------- N
   P) Information required to be filed pursuant to exemptive orders --------------------------------------- N
                       (Item 77 continued on next screen)
                              SCREEN NUMBER: 38

     ANNUAL SUPPLEMENT                                    This page being
                                                          filed for ALL series.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name: CHUBB GROUP OF INSURANCE COMPANIES
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $    2025

81. A) Is the bond part of a joint fidelity bond(s) shared
       with other investment companies, or other entities? (Y or N) - Y
    B) If answer to 81A is 'Y' (Yes), how many other
       investment companies, or other entities are covered by the bond?
       (Count each series as a separate investment company.) --------   5

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ---------------------------------- N
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                              SCREEN NUMBER: 41

       ANNUAL SUPPLEMENT (Continued)                      This page being
                                                          filed for ALL series.


83.A) Were any claims with respect to this Registrant/
      Series filed under the bond during the period? (Y or N) -------- N
   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this
      Registrant/Series that could have been filed as a
      claim under the fidelity bond but were not? (Y or N) ----------- N
   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) --------- Y
   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) --------- N



                              SCREEN NUMBER: 42


    Closed-End Investment Companies Only

86. Sales, repurchases, and redemptions of
    Registrant's securities:
                                         Number of Shares            Net
                                           or Principal         Consideration
                                          Amount of Debt       Received or Paid
                                         ($000's omitted)      ($000's omitted)
    Common Stock:

     A) Sales                                     0               $     0
     B) Repurchases                               0               $     0

    Preferred Stock:

     C) Sales                                     0               $     0
     D) Repurchases and Redemptions               0               $     0

    Debt Securities

     E) Sales                               $     0               $     0
     F) Repurchases and Redemptions         $     0               $     0

                              SCREEN NUMBER: 43



To the Shareholders and
Board of Directors of

AHA Investment Funds, Inc.-
            Full Maturity Fixed Income Portfolio
            Limited Maturity Fixed Income Portfolio
            Diversified Equity Portfolio
            Balanced Portfolio:

In planning and performing our audit of the financial statements of AHA INVESTMENT FUNDS, INC. (a Maryland corporation, comprising the Full Maturity Fixed Income Portfolio, Limited Maturity Fixed Income Portfolio, Diversified Equity Portfolio and Balanced Portfolio) for the year ended June 30, 1999, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control. The management of AHA Investment Funds, Inc. is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of control activities. Generally, control activities that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those control activities include the safeguarding of assets against unauthorized acquisition, use or disposition. Because of inherent limitations in internal control, errors or irregularities may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate. Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of any specific internal control component does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control, including control activities for safeguarding securities, that we consider to be material weaknesses as defined above as of June 30, 1999.



Chicago, Illinois
August 13, 1999